Other financial assets - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Financing receivables held for operating and non operating purpose | US Dollars
Other financial assets
Other financial assets	€ 2,503
Financing receivables held for operating and non operating purpose | Euro
Other financial assets
Other financial assets	630
Financing receivables held for operating purposes | beyond 5 years
Other financial assets
Other financial assets	149	€ 164
Financing receivables held for operating purposes | Exploration & Production
Other financial assets
Other financial assets	2,173
Financing receivables held for operating purposes | Exploration & Production | Coral FLNG SA
Other financial assets
Other financial assets	453	356
Financing receivables held for operating purposes | Exploration & Production | Mozambique Rovuma Venture SpA
Other financial assets
Other financial assets	1,339	1,187
Financing receivables held for non operating purpose
Other financial assets
Restricted deposits in escrow to guarantee transactions on derivative contracts	712	1,266
Securities held for operating purposes
Other financial assets
Financial assets pledged as collateral for liabilities or contingent liabilities	19	€ 20
Non-current financing receivables held for operating purposes
Other financial assets
Fair value	€ 2,285